Impairment of non-current assets (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about impairment of non-current assets [Line Items]
Total of the impairment charge	$ (633,156)	$ (1,762,437)	$ (368,634)
Exploration and Production [Member] | Impairment by segment [Member]
Disclosure of detailed information about impairment of non-current assets [Line Items]
Total of the impairment charge	(192,693)	(1,982,044)	785,940
Refining and petrochemicals [Member] | Impairment by segment [Member]
Disclosure of detailed information about impairment of non-current assets [Line Items]
Total of the impairment charge	(781,528)	452,163	(984,704)
Transport and logistics [Member] | Impairment by segment [Member]
Disclosure of detailed information about impairment of non-current assets [Line Items]
Total of the impairment charge	341,065	(232,556)	(169,870)
Impairment of Property, Plant and equipment [Member] | Financial statement segment [Member]
Disclosure of detailed information about impairment of non-current assets [Line Items]
Total of the impairment charge	(384,638)	(373,123)	(1,083,285)
Natural and environmental resources [Member] | Financial statement segment [Member]
Disclosure of detailed information about impairment of non-current assets [Line Items]
Total of the impairment charge	(217,709)	(1,017,061)	414,102
Investment in joint ventures and associates [Member] | Financial statement segment [Member]
Disclosure of detailed information about impairment of non-current assets [Line Items]
Total of the impairment charge	(66,512)	(318,820)	300,828
Right-of-use assets | Financial statement segment [Member]
Disclosure of detailed information about impairment of non-current assets [Line Items]
Total of the impairment charge	35,874	(53,488)
Intangibles [Member] | Financial statement segment [Member]
Disclosure of detailed information about impairment of non-current assets [Line Items]
Total of the impairment charge	$ (171)	$ 55	$ (279)